OTHER NON-CURRENT ASSETS, NET - Summary (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
OTHER NON-CURRENT ASSETS, NET
Service deposit made to mining machine hosting service provider	¥ 328,414,475	$ 44,992,599
Others	4,056,836	555,784	¥ 4,705,544
Total other non-current assets	332,471,311	45,548,383	4,705,544
Less: allowance for other non-current assets	(2,709,478)	(371,197)
Other non-current assets, net	¥ 329,761,833	$ 45,177,186	¥ 4,705,544